LEASE COMMITMENTS (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Right-of-Use Asset
Amortization of ROU Asset	$ (87,798)	$ (52,692)
Canfield [Member]
Right-of-Use Asset
ROU Asset, at beginning		43,677
Amortization of ROU Asset		(24,959)
ROU Asset, at end		$ 18,718